Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	Land	Leasehold and land improve- ments	Buildings	Machinery and Equipment	Construction in process	Total
Year ended December 31, 2017
Opening net book value	$11,864	$1,692	$50,517	$31,767	$295	$96,135
Additions/transfers	—	—	(416)	789	1,412	1,785
Additions-Capital Lease	—	—	—	191	—	191
Placed in service	—	—	—	1,071	(1,164)	(93)
Disposals	(2,752)	—	(5,524)	(4,694)	(75)	(13,045)
Accum deprec on disposal	—	—	1,601	2,521	—	4,122
Depreciation expense	—	(95)	(2,858)	(4,633)	—	(7,586)
Foreign currency translation adjustment	—	—	24	221	—	245

Closing net book value	$9,112	$1,597	$43,344	$27,233	$468	$81,754

At December 31, 2017
Cost	$9,112	$3,820	$77,029	$63,237	$468	$153,666
Accumulated depreciation	—	(2,223)	(33,685)	(36,004)	—	(71,912)

Net book value	$9,112	$1,597	$43,344	$27,233	$468	$81,754

Year ended December 31, 2018
Opening net book value	$9,112	$1,597	$43,344	$27,233	$468	$81,754
Additions/transfers	—	—		3,012	3,116	6,128
Placed in service	—	—	—		(3,035)	(3,035)
Disposals	(65)	—	—	(565)	—	(630)
Accum deprec on disposal	—	—	—	565	—	565
Depreciation expense	—	(85)	(2,604)	(4,338)	—	(7,027)
Foreign currency translation adjustment	—	—	(26)	(253)	3	(276)

Closing net book value	$9,047	$1,512	$40,714	$25,654	$552	$77,479

At December 31, 2018
Cost	$9,047	$3,820	$77,003	$65,996	$552	$156,418
Accumulated depreciation	—	(2,308)	(36,289)	(40,342)	—	(78,939)

Net book value	$9,047	$1,512	$40,714	$25,654	$552	$77,479